Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	£ 265	£ 333
Social security and other taxes	21	25
Accruals	447	507
Deferred income	322	883
Interest payable	45	31
Liability to purchase own shares	151
Other liabilities	224	272
Trade and other payables	1,475	2,051
Less: non-current portion
Accruals	26	17
Deferred income	35	319
Other liabilities	72	86
Non-current payables	133	422
Current portion	£ 1,342	£ 1,629